INCOME TAXES - Deferred tax assets and liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	€ (509)	€ (680)
Lease obligations on right of use assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	910	777
Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	32	39
Goodwill and intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(509)	(681)
Right-of-use assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(910)	(776)
Property and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	€ (32)	€ (39)